Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2022
Document Effective Date	Oct. 28, 2022
Prospectus Date	Oct. 31, 2022
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus:
Trading Symbol	NCGFX
New Covenant Income Fund | New Covenant Income Fund
Prospectus:
Trading Symbol	NCICX
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus:
Trading Symbol	NCBGX
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus:
Trading Symbol	NCBIX